Equity	9 Months Ended
Sep. 30, 2023
Equity [abstract]
Equity	Equity
a.Share capital

Date	Class A	Class B	Total
12/31/2022	284,765,936	117,037,105	401,803,041
09/30/2023	284,836,041	117,037,105	401,873,146
At September 30, 2023, Inter & Co, Inc.'s authorized share capital is US$50,000 divided into 20,000,000,000 shares with par value of US$0.0000025 each, of which (i) 10,000,000,000 class A shares, (ii) 5,000,000,000 class B shares and (iii) 5,000,000,000 shares with rights approved by the Company's Board of Directors, regardless of class, of which 284,836,041 issued as class A shares and 117,037,105 issued as class B shares. The share capital comprising shares issued refers to the authorized capital. The paid-up share capital of Inter & Co. Inc was R$13 at September 30, 2023 (December 31, 2022: R$13).
The special rights granted to holders of Class A and Class B shares in this unaudited condensed consolidated interim financial statement are the same as those applied in the consolidated financial statements of Inter & Co, Inc. for the year ended December 31, 2022.
b.Reserve
As of September 30, 2023, the reserves amounted to R$7,998,213. In the year ended December 31, 2022, Inter & Co, Inc. concluded the final stage of its corporate reorganization, as mentioned in Note 1. Accordingly, the reserve amount of R$7,817,670 refers to the transfer from non-controlling interest to equity of Inter & Co, Inc of the Banco Inter shareholders that exchanged their shares of Banco Inter for shares and/or BDRs to the equity of Inter & Co, Inc. The reflex reserve is mainly composed by equity-settled share-based payment from Banco Inter and Usend.
c.Other comprehensive income
As of September 30, 2023, Inter & Co, Inc’s other comprehensive income amounted to R$(729,442), (December 31, 2022: R$(825,301)), which comprises the fair value of financial assets at FVOCI and exchange rate change adjustments of subsidiary abroad and taxes.
d.Dividends and interest on equity
As of September 30, 2023, and for the year ended December 31, 2022, Inter & Co, Inc. did not announce the payment of dividends to its shareholders. As of September 30, 2023, Inter Food, Banco Inter and Inter Holding Financeira S.A paid interest on equity in the amounts of R$19,704, R$50,000 and R$25,781, In the year ended December 31, 2022, Banco Inter paid interest on equity to controlling shareholders in the amount of R$38,056. Inter Digital and Inter Food paid dividends to non-controlling shareholders in the amount of R$25,812 and R$12,030, respectively.

Company	09/30/2023	12/31/2022
Banco Inter	50,000	38,056
Inter Holding Fin	25,781	—
Inter Digital (a)	—	25,812
Inter Food (a)	19,704	12,030
Total	95,485	75,898
(a) Amount paid to non-controlling shareholders.
e.Basic and diluted earnings (loss) per share
Basic and diluted earnings/(loss) per share is as follows:

	Three-month period		Nine-month period
	09/30/2023	09/30/2022	09/30/2023	09/30/2022
Profit (loss) attributable to Owners of the company (In thousands of Reais)	91,292	(30,008)	151,443	(43,326)
Average number of shares outstanding	401,789,293	403,575,106	401,789,293	403,575,106
Basic earnings (loss) per share (R$)	0.23	(0.07)	0.38	(0.11)
Diluted earnings (loss) per share (R$)	0.23	(0.07)	0.38	(0.11)
Basic and diluted earnings (loss) per share are presented based on the two classes of shares, A and B, and are calculated by dividing the profit (loss) attributable to the parent company by the weighted average number of shares of each class outstanding in the periods.
On September 30, 2023, Inter&Co reported dilutive effects for the purpose of calculating diluted earnings per share. These effects were due to share-based payments with a weighted average quantity of 1,689,692.
f.Non-controlling interest
As of September 30, 2023, the balance of non-controlling interests is R$107,859 (December 31, 2022: R$96,722).
g.Treasury shares
As of September 30, 2023, Inter & Co, Inc., has R$(8,417) of treasury shares, consisting of 82,526 class A shares (December 31, 2022: R$ 0).